Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of March 31:

	2025	2026	2026
	HK$	HK$	US$
Accounts receivable	2,886,330	4,280,268	545,953
Provision of credit losses	(330,037)	(71,113)	(9,071)
Total Accounts receivable	2,556,293	4,209,155	536,882